Debt - Outstanding Principal Balances (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Total debt	$ 156,779	$ 146,972
Deferred finance fees	(1,683)	(1,871)
Net total debt	155,096	145,101
Current portion of deferred finance fees	(629)	(699)
Total current portion of long-term debt	15,111	15,103
Non-current portion of long-term debt	139,986	129,998
Loans Payable [Member]
Current portion of long-term debt	15,834	15,834
Current portion of deferred finance fees	(723)	(731)
Total current portion of long-term debt	15,111	15,103
Non-current portion of long-term debt	139,985	129,998
NIBC Bank Facility [Member]
Total debt	0
Nordea SEB Joint Bank Facility [Member]
Total debt	54,486	56,599
Nordea SEB Revolving Facility [Member]
Total debt	29,400	28,954
ABN CACIB Joint Bank Facility [Member]
Total debt	49,893	51,340
ABN AMRO Revolving Facility
Total debt	15,000	1,680
IYO Bank Facility
Total debt	$ 8,000	$ 8,400